CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Sep. 25, 2015	Sep. 26, 2014	Sep. 27, 2013
Income Statement [Abstract]
Revenue from product sales		$ 5,965	$ 6,218	$ 5,850
Service revenue		3,937	4,114	4,208
Net revenue	[1]	9,902	10,332	10,058
Cost of product sales		4,072	4,250	3,985
Cost of services		2,198	2,297	2,404
Selling, general and administrative expenses		2,573	3,037	2,838
Separation costs (see Note 2)		0	1	8
Restructuring and asset impairment charges, net (see Note 4)		175	47	111
Operating income		884	700	712
Interest income		15	14	16
Interest expense		(102)	(97)	(100)
Other expense, net		(82)	(1)	(29)
Income from continuing operations before income taxes		715	616	599
Income tax expense		(100)	(24)	(108)
Equity income (loss) in earnings of unconsolidated subsidiaries		0	206	(48)
Income from continuing operations		615	798	443
(Loss) income from discontinued operations, net of income taxes		(66)	1,041	90
Net income		549	1,839	533
Less: noncontrolling interest in subsidiaries net (loss) income		(2)	1	(3)
Net income attributable to Tyco ordinary shareholders		551	1,838	536
Amounts attributable to Tyco ordinary shareholders:
Income from continuing operations		617	797	446
(Loss) income from discontinued operations		(66)	1,041	90
Net income attributable to Tyco ordinary shareholders		$ 551	$ 1,838	$ 536
Basic earnings per share attributable to Tyco ordinary shareholders:
Income (loss) from continuing operations (in dollars per share)		$ 1.47	$ 1.75	$ 0.96
Income from discontinued operations (in dollars per share)		(0.16)	2.29	0.19
Net income attributable to Tyco common shareholders (in dollars per share)		1.31	4.04	1.15
Diluted earnings per share attributable to Tyco ordinary shareholders:
Income (loss) from continuing operations (in dollars per share)		1.44	1.72	0.94
Income from discontinued operations (in dollars per share)		(0.15)	2.25	0.20
Net income attributable to Tyco common shareholders (in dollars per share)		$ 1.29	$ 3.97	$ 1.14
Weighted average number of shares outstanding:
Basic (in shares)		421	455	465
Diluted (in shares)		427	463	472

[1]	Net revenue is attributed to individual countries based on the jurisdiction of formation of the reporting entity that records the transaction.